Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000125279
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BTS Tactical Fixed Income VIT Fund
C000125280
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BTS Tactical Fixed Income VIT Fund
Without Sales Load [Member] | C000125279
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%		(1.03%)	0.58%
Without Sales Load [Member] | C000125280
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%		(1.56%)	0.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%